Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Unfavorable lease terms	$ 2,912	$ 3,171	$ 5,792	$ 6,307
Total, Total	$ 2,912	$ 3,171	$ 5,792	$ 6,307